Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
May 31, 2026

Dates Covered
Collections Period	05/01/26 - 05/31/26
Interest Accrual Period	05/15/26 - 06/14/26
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/26	739,122,190.53	33,500
Yield Supplement Overcollateralization Amount 04/30/26	35,397,856.09	0
Receivables Balance 04/30/26	774,520,046.62	33,500
Principal Payments	33,209,050.41	1,244
Defaulted Receivables	1,727,172.42	53
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/26	33,372,614.21	0
Pool Balance at 05/31/26	706,211,209.58	32,203

Pool Statistics	$ Amount	# of Accounts
Pool Factor	57.70%
Prepayment ABS Speed	1.84%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	10,843,695.06	439
Past Due 61-90 days	3,584,293.30	132
Past Due 91-120 days	985,162.93	38
Past Due 121+ days	0.00	0
Total	15,413,151.29	609

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	1,159,081.59
Aggregate Net Losses/(Gains) - May 2026	568,090.83
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.88%
Prior Net Losses/(Gains) Ratio	0.54%
Second Prior Net Losses/(Gains) Ratio	0.94%
Third Prior Net Losses/(Gains) Ratio	1.39%
Four Month Average	0.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	6,355,900.89
Actual Overcollateralization	6,355,900.89
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.10%
Weighted Average Remaining Term	51.00

Flow of Funds	$ Amount
Collections	38,456,149.60
Investment Earnings on Cash Accounts	17,399.95
Servicing Fee	(645,433.37)
Transfer to Collection Account	-
Available Funds	37,828,116.18

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,461,623.44
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	8,058,881.24
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,355,900.89
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,751,710.61

Total Distributions of Available Funds	37,828,116.18

Servicing Fee	645,433.37
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 05/15/26	732,470,090.82
Principal Paid	32,614,782.13
Note Balance @ 06/15/26	699,855,308.69

Class A-1
Note Balance @ 05/15/26	0.00
Principal Paid	0.00
Note Balance @ 06/15/26	0.00
Note Factor @ 06/15/26	0.0000000%

Class A-2a
Note Balance @ 05/15/26	101,135,343.09
Principal Paid	17,586,402.13
Note Balance @ 06/15/26	83,548,940.96
Note Factor @ 06/15/26	37.9767913%

Class A-2b
Note Balance @ 05/15/26	86,424,747.73
Principal Paid	15,028,380.00
Note Balance @ 06/15/26	71,396,367.73
Note Factor @ 06/15/26	37.9767913%

Class A-3
Note Balance @ 05/15/26	408,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	408,000,000.00
Note Factor @ 06/15/26	100.0000000%

Class A-4
Note Balance @ 05/15/26	82,330,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	82,330,000.00
Note Factor @ 06/15/26	100.0000000%

Class B
Note Balance @ 05/15/26	36,380,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	36,380,000.00
Note Factor @ 06/15/26	100.0000000%

Class C
Note Balance @ 05/15/26	18,200,000.00
Principal Paid	0.00
Note Balance @ 06/15/26	18,200,000.00
Note Factor @ 06/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,461,623.44
Total Principal Paid	32,614,782.13
Total Paid	35,076,405.57

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	369,144.00
Principal Paid	17,586,402.13
Total Paid to A-2a Holders	17,955,546.13

Class A-2b
SOFR Rate	3.64285%
Coupon	4.11285%
Interest Paid	306,083.69
Principal Paid	15,028,380.00
Total Paid to A-2b Holders	15,334,463.69

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.0295186
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8896968
Total Distribution Amount	28.9192154

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.6779273
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	79.9381915
Total A-2a Distribution Amount	81.6161188

A-2b Interest Distribution Amount	1.6281047
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	79.9381915
Total A-2b Distribution Amount	81.5662962

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	247.09
Noteholders' Third Priority Principal Distributable Amount	558.03
Noteholders' Principal Distributable Amount	194.88

Account Balances	$ Amount
Reserve Account
Balance as of 05/15/26	3,032,278.96
Investment Earnings	9,202.75
Investment Earnings Paid	(9,202.75)
Deposit/(Withdrawal)	-
Balance as of 06/15/26	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96